UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

February 13, 2026
Date of Report

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of securitizer as specified in its charter)

025-00564	0001013454
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Helaine M. Kaplan, President, (212) 250-5270
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as Rule 15Ga-1 Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1       Disclosures required by Rule 15Ga-1.

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense. We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense because some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form-ABS 15G has not been verified by any third party.

German American Capital Corporation (CIK number: 0001541294), an affiliate of Deutsche Mortgage & Asset Receiving Corporation, is filing a separate Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2026	DEUTSCHE MORTGAGE & ASSET RECEIVING CORPORATION (Securitizer)

By: /s/ Matt Smith Name: Matt Smith Title: Director

By: /s/ Robert-Christopher Jones Name: Robert-Christopher Jones Title: Managing Director

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-1.